Note 13 - Other Income	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
13.	OTHER INCOME

(a)	Filter Group

As at
December 31, 2019,
the Company recognized
$nil
for potential earn-out payments over the next
three
years related to the Filter Group acquisition. The change in fair value of the contingent consideration from
$29.1
million at
March 31, 2019
to
$nil
at
September 30, 2019
results in a change of
$29.1
million reported in other income, net in the interim condensed consolidated statements of income (loss). As the contingent consideration does not
meet the definition of equity, it is carried at FVTPL and is revalued at each reporting period. Significant assumptions affecting the measurement of contingent consideration each quarter include the Just Energy share price and the performance of Filter Group. Each quarter, the contingent consideration is revalued. To estimate the number of Just Energy common shares that are exchanged in each period, a Monte Carlo simulation model was used where the trailing
12
-month adjusted EBITDA for each period is forecasted based on a Geometric Brownian Motion process. Inputs used in the Monte Carlo simulation model are as follows:

•	Adjusted trailing 12 -months EBITDA as at each quarter-end date;
•	Average EBITDA forecasts for new periods;
•	Implied asset volatility;
•	Equity volatility of Just Energy;
•	Underlying asset price of Just Energy common shares;
•	Dividend yield; and
•	Risk-free rate.
The reduction in the Filter Group earn-out obligation at
December 31, 2019
was a result of the business
not
achieving its
12
-month EBITDA earn-out target for the
twelve
months ended
December 31, 2019,
coupled with a reduced forecasted EBITDA, a reduction in the trading price of the shares of Just Energy and a reduction in Just Energy’s dividend yield.

As at
December 31, 2019,
the Company has
not
recognized any contingent consideration related to the Just Energy Advanced Solutions and EdgePower acquisitions.

(b)	Asset sale of Georgia operations

On
December 31, 2019,
the Company announced that it had sold all of its customer contracts and natural gas in storage assets in the state of Georgia to Infinite Energy, Inc., for
US$3.5
million (
$4.5
million). A gain on the sale of the Georgia customer contracts of
$1.8
million was recorded in other income, net, within the interim condensed consolidated statements of income (loss).